Land Use Rights (Details) - Schedule of Land Use Rights - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Schedule of Land Use Rights [Abstract]
Land use rights, cost	$ 1,592,278	$ 1,537,236
Less: accumulated amortization	(499,200)	(467,345)
Land use rights, net	$ 1,093,078	$ 1,069,891